UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5582

                            OPPENHEIMER CASH RESERVES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

         Date of reporting period: AUGUST 1, 2004 THROUGH JULY 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT
WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                          8 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information).


                          9 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING         ENDING            EXPENSES
                             ACCOUNT           ACCOUNT           PAID DURING
                             VALUE             VALUE             6 MONTHS ENDED
                             (2/1/05)          (7/31/05)         JULY 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00         $1,009.70         $5.00
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00          1,019.84          5.02
--------------------------------------------------------------------------------
Class B Actual                1,000.00          1,008.60          6.14
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00          1,018.70          6.18
--------------------------------------------------------------------------------
Class C Actual                1,000.00          1,008.30          6.44
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00          1,018.40          6.48
--------------------------------------------------------------------------------
Class N Actual                1,000.00          1,008.30          6.39
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00          1,018.45          6.43

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A           1.00%
----------------------------
Class B           1.23
----------------------------
Class C           1.29
----------------------------
Class N           1.28

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                         10 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  July 31, 2005
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--23.5%
-------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--7.0%
Citibank NA:
3.23%, 8/23/05                                   $  10,000,000    $  10,000,000
3.355%, 9/15/05                                     10,000,000       10,000,000
3.625%, 10/28/05                                     4,550,000        4,550,000
-------------------------------------------------------------------------------
M & I Marshall &
Ilsley Bank, 3.433%,
9/29/05                                             10,000,000        9,999,838
-------------------------------------------------------------------------------
Suntrust Bank,
3.38%, 8/31/05                                      15,000,000       15,000,000
-------------------------------------------------------------------------------
Washington Mutual
Bank FA:
3.19%, 8/11/05                                       5,000,000        5,000,000
3.21%, 8/16/05                                       9,000,000        9,000,018
                                                                  -------------
                                                                     63,549,856

-------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--16.5%
Barclays Bank plc, New York:
3.19%, 8/12/05                                      26,000,000       26,000,000
3.245%, 8/26/05                                      8,000,000        8,000,000
-------------------------------------------------------------------------------
BNP Paribas, New
York, 3.52%, 10/13/05                               10,000,000       10,000,000
-------------------------------------------------------------------------------
Calyon, New York,
3.495%, 9/28/05                                     10,000,000       10,000,000
-------------------------------------------------------------------------------
Dexia Credit Local,
New York, 3.19%,
8/12/05                                             20,000,000       20,000,000
-------------------------------------------------------------------------------
HBOS Treasury
Services, New York,
3.27%, 9/2/05                                        2,900,000        2,900,000
-------------------------------------------------------------------------------
Nordea Bank Finland
plc, NY Branch,
3.27%, 9/2/05                                       10,000,000       10,000,000
-------------------------------------------------------------------------------
Societe Generale,
New York:
3.25%, 8/18/05                                       7,000,000        7,000,000
3.34%, 9/15/05                                      15,000,000       15,000,000
-------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
3.365%, 9/23/05                                     25,000,000       25,000,000

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
UBS AG Stamford
CT, 3.25%, 8/19/05                               $  15,000,000    $  15,000,000
                                                                  -------------
                                                                    148,900,000
                                                                  -------------
Total Certificates of Deposit
(Cost $212,449,856)                                                 212,449,856

-------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--14.9%

AB SPINTAB:
3.25%, 9/12/05                                       5,000,000        4,981,042
3.38%, 9/1/05                                        2,400,000        2,393,015
3.56%, 10/13/05                                     19,000,000       18,862,841
-------------------------------------------------------------------------------
BNP Paribas Finance,
Inc., 3.15%, 8/10/05                                 9,000,000        8,992,913
-------------------------------------------------------------------------------
Dexia Delaware LLC,
3.515%, 10/13/05 1                                   7,000,000        6,950,107
-------------------------------------------------------------------------------
DnB NOR Bank ASA:
3.155%, 8/5/05                                      14,000,000       13,995,092
3.57%, 10/27/05                                     10,000,000        9,913,725
-------------------------------------------------------------------------------
HBOS Treasury Services:
3.27%, 9/2/05                                        6,300,000        6,281,688
3.435%, 10/3/05                                      5,000,000        4,969,944
-------------------------------------------------------------------------------
Nationwide Building
Society:
3.15%, 8/11/05 1                                    20,000,000       19,982,500
3.49%, 10/12/05 1                                    7,000,000        6,951,140
-------------------------------------------------------------------------------
Nordea North
America, Inc.,
3.405%, 9/28/05                                     17,900,000       17,801,804
-------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken AB, 3.40%,
9/9/05 1                                             7,100,000        7,073,848
-------------------------------------------------------------------------------
Societe Generale
North America,
3.27%, 9/6/05                                        4,855,000        4,839,124
                                                                  -------------
Total Direct Bank Obligations
(Cost $133,988,783)                                                 133,988,783

-------------------------------------------------------------------------------
LETTERS OF CREDIT--1.1%

Chase Manhattan Bank,
guaranteeing commercial
paper of NATC California
LLC, 3.55%, 10/18/05
(Cost $9,923,083)                                   10,000,000        9,923,083


                         11 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
SHORT-TERM NOTES--59.8%
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--18.8%
Cable Beach, LP,
3.576%, 10/14/05 1                               $   4,500,000    $   4,466,922
-------------------------------------------------------------------------------
FCAR Owner Trust I,
3.37%, 9/19/05                                      15,000,000       14,931,196
-------------------------------------------------------------------------------
FCAR Owner Trust II,
3.39%, 9/14/05                                      11,000,000       10,954,423
-------------------------------------------------------------------------------
Gemini Securitization
Corp., 3.27%, 8/19/05 1                             10,000,000        9,983,650
-------------------------------------------------------------------------------
Gotham Funding
Corp., 3.33%, 8/2/05 1                                 710,000          709,935
-------------------------------------------------------------------------------
GOVCO, Inc.:
3.16%, 8/11/05 1                                    20,000,000       19,982,444
3.30%, 8/1/05 1                                      1,100,000        1,100,000
3.54%, 10/17/05 1                                    5,000,000        4,962,142
-------------------------------------------------------------------------------
Legacy Capital LLC,
3.285%, 9/6/05 1                                     3,850,000        3,837,353
-------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC:
3.18%, 8/10/05 1                                    11,404,000       11,394,934
3.51%, 10/11/05 1                                    3,000,000        2,979,233
-------------------------------------------------------------------------------
Neptune Funding
Corp.:
3.42%, 9/20/05 1                                    20,000,000       19,905,000
3.42%, 9/23/05 1                                     5,000,000        4,974,899
-------------------------------------------------------------------------------
New Center Asset
Trust:
3.27%, 8/24/05                                       5,000,000        4,989,554
3.28%, 8/29/05                                      10,000,000        9,974,489
-------------------------------------------------------------------------------
Solitaire Funding LLC:
3.34%, 9/16/05 1                                     8,000,000        7,965,858
3.35%, 9/8/05 1                                      9,460,000        9,426,548
3.42%, 9/26/05 1                                     1,500,000        1,492,020
-------------------------------------------------------------------------------
Thornburg Mortgage
Capital Resources,
3.445%, 8/22/05 1                                   10,000,000        9,979,904
-------------------------------------------------------------------------------
Victory Receivables
Corp.:
3.38%, 9/21/05 1                                    10,740,000       10,688,573
3.58%, 10/21/05 1                                    4,759,000        4,720,666
                                                                  -------------
                                                                    169,419,743

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Mississippi Business
Finance Corp. Revenue
Bonds, Millsaps Chevy
Project, Series 2004,
3.52%, 8/4/05 2                                  $   3,845,000    $   3,845,000
-------------------------------------------------------------------------------
CAPITAL MARKETS--12.0%
Banc of America
Securities LLC,
3.35%, 8/5/28 2                                     15,000,000       15,000,000
-------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
3.16%, 8/10/05                                       5,000,000        4,996,050
3.55%, 10/17/05                                     17,000,000       16,870,918
-------------------------------------------------------------------------------
First Clearing LLC,
3.44%, 3/6/06 2                                     14,250,000       14,250,000
-------------------------------------------------------------------------------
Goldman Sachs Group,
Inc., 3.39%, 8/8/05 2,3                             25,000,000       25,000,000
-------------------------------------------------------------------------------
Lehman Brothers, Inc.,
3.375%, 12/15/05 2                                  18,000,000       18,000,000
-------------------------------------------------------------------------------
Morgan Stanley:
3.28%, 8/18/05                                      12,500,000       12,480,639
3.29%, 8/4/05                                        2,175,000        2,174,404
                                                                  -------------
                                                                    108,772,011

-------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
Bank of America Corp.,
3.54%, 10/19/05                                     10,000,000        9,922,317
-------------------------------------------------------------------------------
CONSUMER FINANCE--1.7%
American Express
Credit Corp., 3.15%,
8/8/05                                              15,000,000       14,990,813
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.3%
General Electric
Capital Corp.,
3.38%, 9/26/05                                      13,115,000       13,046,044
-------------------------------------------------------------------------------
General Electric
Capital Services,
3.36%, 9/19/05                                      10,000,000        9,954,267
-------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc.,
3.35%, 8/15/05 2                                     9,000,000        9,000,000
-------------------------------------------------------------------------------
HSBC Finance Corp.:
3.35%, 9/16/05                                      10,000,000        9,957,194
3.53%, 10/19/05                                     15,000,000       14,883,804
                                                                  -------------
                                                                     56,841,309


                         12 | OPPENHEIMER CASH RESERVES

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C,
3.53%, 8/4/05 2                                  $   9,355,000    $   9,355,000
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Ross Sinclaire Real
Estate Trust LLC,
3.59%, 8/1/05 2                                      2,730,000        2,730,000
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Columbus, GA
Development Authority
Revenue Bonds, ECLA
Family Partnership LLP
Project, Series 2004,
3.58%, 8/4/05 2                                      3,200,000        3,200,000
-------------------------------------------------------------------------------
INSURANCE--7.3%
ING America Insurance Holdings, Inc.:
3.27%, 9/1/05                                        5,000,000        4,985,921
3.35%, 9/13/05                                       5,000,000        4,979,993
3.41%, 9/26/05                                      15,000,000       14,920,433
3.515%, 10/13/05                                     2,000,000        1,985,745
-------------------------------------------------------------------------------
Jackson National Life
Global Funding,
Series 2004-6, 3.428%,
8/15/05 2,3                                          5,000,000        5,000,000
-------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
3.428%, 8/15/05 2,3                                  8,600,000        8,600,000
-------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
3.37%, 8/1/05 2                                     10,000,000       10,000,000
-------------------------------------------------------------------------------
Security Life of
Denver Insurance Co.,
3.58%, 8/23/05 2                                    10,000,000       10,000,000
-------------------------------------------------------------------------------
United of Omaha
Life Insurance Co.,
3.44%, 8/1/05 2,3                                    5,000,000        5,000,000
                                                                  -------------
                                                                     65,472,092

-------------------------------------------------------------------------------
LEASING & FACTORING--1.7%
American Honda
Finance Corp.,
3.305%, 12/6/05 2,4                                  5,000,000        4,999,913

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
LEASING & FACTORING Continued
Toyota Motor
Credit Corp.,
3.36%, 9/22/05                                   $  10,000,000    $   9,951,467
                                                                  -------------
                                                                     14,951,380

-------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
CAS Realty, Inc., Series
2004, 3.64%, 8/1/05 2                                6,740,000        6,740,000
-------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--8.2%
Cooperative Assn. of
Tractor Dealers, Inc.,
Series B, 3.46%,
9/23/05                                              2,394,000        2,381,805
-------------------------------------------------------------------------------
K2 (USA) LLC:
3.25%, 9/1/05 1                                      4,820,000        4,806,511
3.30%, 9/12/05 1                                    10,000,000        9,961,500
-------------------------------------------------------------------------------
LINKS Finance LLC:
3.338%, 12/15/05 2,4                                10,000,000        9,998,882
3.58%, 10/27/05 1                                    5,000,000        4,956,738
--------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
3.438%, 8/22/05 2                                    2,500,000        2,500,000
-------------------------------------------------------------------------------
Sigma Finance, Inc.,
3.338%, 8/15/05 2,4                                 29,000,000       28,995,255
-------------------------------------------------------------------------------
Wind Master Trust
Nts., Series 2005-I-1,
3.46%, 8/25/05 2,3                                  10,000,000       10,000,000
                                                                  -------------
                                                                     73,600,691
                                                                  -------------
Total Short-Term Notes
(Cost $539,840,356)                                                 539,840,356

-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $896,202,078)                                       99.3%     896,202,078
-------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.7        6,259,673
                                                 ------------------------------
NET ASSETS                                               100.0%   $ 902,461,751
                                                 ==============================


                         13 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $189,252,425, or 20.97% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of July 31, 2005 was $53,600,000, which represents 5.94% of the Fund's net assets. See Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $43,994,050 or 4.87% of the Fund's net assets as of July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         14 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $896,202,078)--see accompanying statement of investments       $  896,202,078
---------------------------------------------------------------------------------------------------------
Cash                                                                                            2,036,412
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                              7,860,492
Interest                                                                                        1,437,332
Other                                                                                              84,361
                                                                                           --------------
Total assets                                                                                  907,620,675

---------------------------------------------------------------------------------------------------------
LIABILITIES

Payables and other liabilities:
Shares of beneficial interest redeemed                                                          3,844,259
Dividends                                                                                         781,718
Transfer and shareholder servicing agent fees                                                     279,929
Distribution and service plan fees                                                                116,333
Shareholder communications                                                                         98,385
Trustees' compensation                                                                              6,227
Other                                                                                              32,073
                                                                                           --------------
Total liabilities                                                                               5,158,924

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $  902,461,751
                                                                                           ==============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Par value of shares of beneficial interest                                                 $      902,396
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    901,524,142
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  12,490
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                       22,723
                                                                                           --------------
NET ASSETS                                                                                 $  902,461,751
                                                                                           ==============


                         15 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $417,176,189 and
417,175,623 shares of beneficial interest outstanding)                                            $  1.00
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $146,131,950 and 146,086,239 shares
of beneficial interest outstanding)                                                               $  1.00
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $118,410,032
and 118,395,193 shares of beneficial interest outstanding)                                        $  1.00
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $220,743,580 and 220,738,865 shares
of beneficial interest outstanding)                                                               $  1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         16 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                                   $   20,643,319

----------------------------------------------------------------------------------------------------------
EXPENSES

Management fees                                                                                 3,876,831
----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           776,811
Class B                                                                                         1,319,777
Class C                                                                                           807,237
Class N                                                                                           711,423
----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                         1,611,202
Class B                                                                                           511,161
Class C                                                                                           414,018
Class N                                                                                           579,946
----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                           158,506
Class B                                                                                            36,604
Class C                                                                                            20,606
Class N                                                                                             6,477
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        17,650
----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              7,300
----------------------------------------------------------------------------------------------------------
Other                                                                                             204,397
                                                                                           ---------------
Total expenses                                                                                 11,059,946
Less reduction to custodian expenses                                                               (9,840)
Less waivers and reimbursements of expenses                                                    (1,638,879)
                                                                                           ---------------
Net expenses                                                                                    9,411,227

----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          11,232,092

----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                   22,723

----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $   11,254,815
                                                                                           ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         17 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                       2005               2004
------------------------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income                                                           $   11,232,092     $    1,097,313
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       22,723              3,172
                                                                                ----------------------------------
Net increase in net assets resulting from operations                                11,254,815          1,100,485

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Class A                                                                             (5,828,563)          (685,870)
Class B                                                                             (1,999,924)          (257,841)
Class C                                                                             (1,298,115)           (98,460)
Class N                                                                             (2,108,662)           (55,142)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                             31,773,338        (80,451,332)
Class B                                                                            (72,933,285)       (97,689,917)
Class C                                                                              9,324,398          2,433,081
Class N                                                                            163,430,756          4,958,877

------------------------------------------------------------------------------------------------------------------
NET ASSETS

Total increase (decrease)                                                          131,614,758       (170,746,119)
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                770,846,993        941,593,112
                                                                                ----------------------------------
End of period (including accumulated net investment income
of $12,490 at July 31, 2005)                                                    $  902,461,751     $  770,846,993
                                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         18 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .01 1          -- 2         .01           .01           .05
Net realized gain                                          --            -- 2          -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total from investment operations                          .01            -- 2         .01           .01           .05
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)           -- 2        (.01)         (.01)         (.05)
Distributions from net realized gain                       --            --            -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.01)           -- 2        (.01)         (.01)         (.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           1.44%         0.17%         0.54%         1.31%         4.84%


-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $ 417,176     $ 385,393     $ 465,843     $ 439,893     $ 395,898
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 399,517     $ 405,288     $ 451,634     $ 405,285     $ 351,490
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    1.46%         0.17%         0.53%         1.30%         4.67%
Total expenses                                           1.13%         1.22%         1.16%         1.17%         1.15%
Expenses after payments and waivers and
reduction to custodian expenses                          1.01%         0.99%         1.00%         1.16%          N/A 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         19 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JULY 31,                          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .01 1          -- 2          -- 2         .01           .04
Net realized gain                                          --            -- 2          -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total from investment operations                          .01            -- 2          -- 2         .01           .04
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)           -- 2          -- 2        (.01)         (.04)
Distributions from net realized gain                       --            --            -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.01)           -- 2          -- 2        (.01)         (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           1.20%         0.11%         0.27%         0.76%         4.25%


-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $ 146,132     $ 219,061     $ 316,750     $ 417,768     $ 239,201
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 175,995     $ 247,836     $ 385,078     $ 288,676     $ 208,775
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    1.14%         0.10%         0.27%         0.75%         4.07%
Total expenses                                           1.56%         1.34%         1.37%         1.71%         1.70%
Expenses after payments and waivers and
reduction to custodian expenses                          1.24%         1.04%         1.27%         1.70%          N/A 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         20 | OPPENHEIMER CASH RESERVES

CLASS C     YEAR ENDED JULY 31,                          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .01 1          -- 2          -- 2         .01           .04
Net realized gain                                          --            -- 2          -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total from investment operations                          .01            -- 2          -- 2         .01           .04
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)           -- 2          -- 2        (.01)         (.04)
Distributions from net realized gain                       --            --            -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.01)           -- 2          -- 2        (.01)         (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           1.16%         0.10%         0.25%         0.76%         4.26%


-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $ 118,410     $ 109,083     $ 106,650     $ 123,120     $  85,076
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 107,761     $  97,058     $ 113,569     $  85,893     $  68,741
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    1.20%         0.10%         0.24%         0.80%         4.07%
Total expenses                                           1.65%         1.39%         1.41%         1.71%         1.70%
Expenses after payments and waivers and
reduction to custodian expenses                          1.29%         1.05%         1.28%         1.70%          N/A 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         21 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JULY 31,                          2005          2004          2003          2002          2001 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .01 2          -- 3          -- 3         .01           .01
Net realized gain                                          --            -- 3          -- 3          -- 3          --
                                                    -------------------------------------------------------------------
Total from investment operations                          .01            -- 3          -- 3         .01           .01
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)           -- 3          -- 3        (.01)         (.01)
Distributions from net realized gain                       --            --            -- 3          -- 3          --
                                                    -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.01)           -- 3          -- 3        (.01)         (.01)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 4                                           1.15%         0.10%         0.43%         1.08%         1.49%


-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $ 220,744     $  57,309     $  52,350     $  42,761     $   4,275
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 143,516     $  55,961     $  49,145     $  21,014     $     737
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                    1.47%         0.10%         0.41%         0.68%         3.03%
Total expenses                                           1.40%         1.39%         1.24%         1.47%         1.19%
Expenses after payments and waivers and
reduction to custodian expenses                          1.28%         1.06%         1.11%         1.46%          N/A 6

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         22 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

       UNDISTRIBUTED NET        UNDISTRIBUTED         ACCUMULATED LOSS
       INVESTMENT INCOME       LONG-TERM GAIN         CARRYFORWARD 1,2
       ---------------------------------------------------------------
       $822,662                           $--                      $--

1. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward.


                         23 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                 REDUCTION TO             REDUCTION TO
                                  ACCUMULATED          ACCUMULATED NET
       REDUCTION TO            NET INVESTMENT            REALIZED GAIN
       PAID-IN CAPITAL                   LOSS           ON INVESTMENTS
       ---------------------------------------------------------------
       $12,490                        $15,662                   $3,172

The tax character of distributions paid during the years ended July 31, 2005 and July 31, 2004 was as follows:

                                         YEAR ENDED         YEAR ENDED
                                      JULY 31, 2005      JULY 31, 2004
       ---------------------------------------------------------------
       Distributions paid from:
       Ordinary income                  $11,235,264         $1,097,313

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed


                         24 | OPPENHEIMER CASH RESERVES
trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JULY 31, 2005          YEAR ENDED JULY 31, 2004
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                         409,371,264    $ 409,371,264      488,619,859    $ 488,619,859
Dividends and/or
distributions reinvested       5,184,512        5,184,512          638,759          638,759
Acquisition--Note 6           94,028,608       94,028,608               --               --
Redeemed                    (476,811,046)    (476,811,046)    (569,709,950)    (569,709,950)
                            ----------------------------------------------------------------
Net increase (decrease)       31,773,338    $  31,773,338      (80,451,332)   $ (80,451,332)
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                         154,661,475    $ 154,661,475      244,796,543    $ 244,796,543
Dividends and/or
distributions reinvested       1,682,217        1,682,217          223,924          223,924
Acquisition--Note 6           11,780,832       11,780,832               --               --
Redeemed                    (241,057,809)    (241,057,809)    (342,710,384)    (342,710,384)
                            ----------------------------------------------------------------
Net decrease                 (72,933,285)   $ (72,933,285)     (97,689,917)   $ (97,689,917)
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                         150,494,330    $ 150,494,330      201,146,784    $ 201,146,784
Dividends and/or
distributions reinvested       1,118,180        1,118,180           86,278           86,278
Acquisition--Note 6           33,119,088       33,119,088               --               --
Redeemed                    (175,407,200)    (175,407,200)    (198,799,981)    (198,789,981)
                            ----------------------------------------------------------------
Net increase                   9,324,398    $   9,324,398        2,433,081    $   2,443,081
                            ================================================================


                         25 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                 YEAR ENDED JULY 31, 2005          YEAR ENDED JULY 31, 2004
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS N
Sold                         122,306,924    $ 122,306,924       97,262,364    $  97,262,364
Dividends and/or
distributions reinvested       1,889,815        1,889,815           53,182           53,182
Acquisition--Note 6          216,713,190      216,713,190               --               --
Redeemed                    (177,479,173)    (177,479,173)     (92,356,669)     (92,356,669)
                            ----------------------------------------------------------------
Net increase                 163,430,756    $ 163,430,756        4,958,877    $   4,958,877
                            ================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2005, the Fund paid $2,691,192 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund is authorized to pay the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. If either the Class B, Class C or Class N plan


                         26 | OPPENHEIMER CASH RESERVES
is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2005 for Class N shares were $3,903,565. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                            CLASS A          CLASS B          CLASS C           CLASS N
                         CONTINGENT       CONTINGENT       CONTINGENT        CONTINGENT
                           DEFERRED         DEFERRED         DEFERRED          DEFERRED
                      SALES CHARGES    SALES CHARGES    SALES CHARGES     SALES CHARGES
                        RETAINED BY      RETAINED BY      RETAINED BY       RETAINED BY
YEAR ENDED              DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
---------------------------------------------------------------------------------------
July 31, 2005               $14,385         $418,097          $66,809          $518,444

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective December 6, 2002, the Manager has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $574,443 for the year ended July 31, 2005. This expense limitation can be amended or terminated at any time without advance notice.

      OppenheimerFunds Distributor, Inc. (OFDI) has voluntarily agreed to reduce Class B and Class C Distribution and/or Service (12b-1) Fees by 0.25% of the average annual net assets for each respective class of shares. During the year ended July 31, 2005 OFDI, waived $439,927 and $269,079 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

      Prior to April 28, 2003, OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. During the year ended July 31, 2005, OFS waived $235,772, $2,976, $46,896 and $69,786 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of July 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid


                         27 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES Continued

securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. ACQUISITION OF OPPENHEIMER CAPITAL PRESERVATION FUND

On February 11, 2005, the Fund acquired all of the net assets of Oppenheimer Capital Preservation Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Capital Preservation Fund shareholders on February 4, 2005. The Fund issued (at an exchange ratio of 9.998070 for Class A, 9.995744 for Class B, 9.996812 for Class C and 9.999209 for Class N of the Fund to one share of Oppenheimer Capital Preservation Fund), 94,028,608; 11,780,832; 33,119,088 and 216,713,190 shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $94,028,608, $11,780,832, $33,119,088 and $216,713,190 in exchange for the net assets, resulting in combined Class A net assets of $432,051,460, Class B net assets of $157,185,707, Class C net assets of $115,652,349 and Class N net assets of $278,664,281 on February 11, 2005. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                         28 | OPPENHEIMER CASH RESERVES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves, including the statement of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
September 15, 2005


                         29 | OPPENHEIMER CASH RESERVES

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         30 | OPPENHEIMER CASH RESERVES

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         31 | OPPENHEIMER CASH RESERVES

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Carol E. Wolf and Barry D. Weiss and the Manager's money market investment team and analysts. Ms. Wolf and Mr. Weiss are primarily responsible for the day-to-day management of the Fund's investments. Ms. Wolf has been a manager of the Fund's portfolio since June 1998 and has been a Senior Vice President of the Manager since June 2000. She is an officer of other portfolios in the OppenheimerFunds complex. Mr. Weiss has been a manager of the Fund's portfolio since July 2001 and has been a Vice President


                         32 | OPPENHEIMER CASH RESERVES
of the Manager since July 2001. He is also an officer of other portfolios in the OppenheimerFunds complex. Ms. Wolf has had over 20 years of experience and Mr. Weiss has had over five years of experience managing money market investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other money market funds advised by the Manager and other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were disappointing, although its expense-adjusted performance was near or better than its peer group average over those periods. The Board recognized that it had recently changed certain non-fundamental investment restrictions. The Board also noted that in the recent environment of low interest rates, the difference between rankings for money market funds was very small and determined to allow the Manager additional time to improve performance.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other money market funds with comparable asset levels and distribution features. The Manager has agreed to limit the Fund's management fees to 0.40% of the Fund's average net assets for each class of shares. That expense limitation can be amended or terminated at any time without advance notice. The Board noted that the Fund's contractual management fees and total expenses are higher than its peer group average. However the Fund's actual management fees are lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager. The Board requested the Manager to provide recommendations for reducing Fund expenses.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and


                         33 | OPPENHEIMER CASH RESERVES

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced any recent asset growth and that, based on current asset levels, the Fund has not yet passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations and considerations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                         34 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE       BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                           80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman (since 2003)              Company (since 1991), Centennial State Mortgage Company (since 1994), and The El
and Trustee (since 2000)           Paso Mortgage Company (since 1993); Chairman of the following private companies:
Age: 68                            Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984);
                                   Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                   1992), Director of Campus Crusade for Christ (since 1991) and the Bradley Foundation
                                   (since 2002); former Chairman of the following: Transland Financial Services, Inc.
                                   (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage)
                                   (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage
                                   Technology Corporation (computer equipment company) (1991-2003) and International
                                   Family Entertainment (television channel) (1992-1997); U.S. Senator (January
                                   1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)               equity funds) (until February 2001); Chairman, President and Chief Executive Officer
Age: 74                            of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons,
                                   Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                                   1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of
                                   A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                   (investment adviser) (until March 1999). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 1998)               (December 1991-April 1999); President, Treasurer and Director of Centennial Capital
Age: 68                            Corporation (June 1989-April 1999); Chief Executive Officer and Director of
                                   MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager
                                   (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 2000)               June 2000); and Director of Genetic ID, Inc. (biotech company) (March 2001-May
Age: 66                            2002). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)               Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                            Director of P.R. Pharmaceuticals (October 1999-October 2003); and Director of Rocky
                                   Mountain Elk Foundation (February 1998-February 2003). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 1996)               Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 64                            companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.


                         35 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)               (since February 2000); Director of The California Endowment (philanthropic
Age: 58                            organization) (since April 2002); Director of Community Hospital of Monterey
                                   Peninsula (since February 2002); Director of Emerging Markets Growth Fund, Inc.
                                   (mutual fund) (since October 1991); President of ARCO Investment Management Company
                                   (February 1991-April 2000); Member of the investment committees of The Rockefeller
                                   Foundation and The University of Michigan; Advisor at Credit Suisse First Boston's
                                   Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of
                                   MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML
                                   Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever
                                   (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University educational organization (since August
Trustee (since 2002)               2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 60                            (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of
                                   U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director
                                   of Commercial Assets, Inc. (REIT) (1993-2000); Director of Jones Knowledge, Inc.
                                   (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration)
                                   (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)               (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                            company) (since 1996), the Springfield Library and Museum Association (museums)
                                   (since 1995) and the Community Music School of Springfield (music school) (since
                                   1996); Chairman and Trustee (since 2003) and Chairman of the Investment Committee
                                   (since 1994) of the Worcester Polytech Institute (private university); President and
                                   Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January
                                   1999-July 1999); Member of the Investment Committee of the Community Foundation of
                                   Western Massachusetts (1998-2003); and Executive Vice President of Peoples Heritage
                                   Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                        LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                                   INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Trustee              (since September 2000) of the Manager; President and Director or Trustee of other
(since 2001)                       Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
Age: 56                            Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
                                   Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                   November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                   Asset Management, Inc., Centennial Asset Management Corporation, Trinity
                                   Investment Management Corporation and Tremont


                         36 | OPPENHEIMER CASH RESERVES

JOHN V. MURPHY,                    Capital Management, Inc. (since November 2001), HarbourView Asset Management
Continued                          Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                   November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                                   Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                                   parent company) (since February 1997); Director of DLB Acquisition Corporation
                                   (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001); President and
                                   Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                                   Company (September 1999-August 2000); President, Chief Executive Officer and
                                   Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                                   Director of Emerald Isle Bancorp and Hibernia Savings Bank (whollyowned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 67 portfolios as a trustee or director and 20 additional portfolios as officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO
                                   WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR
                                   MESSRS. VANDEHEY, WEISS, WIXTED, AND MS. WOLF, 6803 S. TUCSON WAY, CENTENNIAL, CO
                                   80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                   RESIGNATION, DEATH OR REMOVAL.

BARRY D. WEISS,                    Vice President of the Manager (since July 2001) and of HarbourView Asset Management
Vice President (since 2001)        Corporation (since June 2003); an officer of 6 portfolios in the OppenheimerFunds
Age: 41                            complex. Formerly Assistant Vice President and Senior Credit Analyst of the Manager
                                   (February 2000-June 2001). Prior to joining the Manager in February 2000, he was
                                   Associate Director, Structured Finance, Fitch IBCA Inc. (April 1998 - February
                                   2000).

CAROL E. WOLF,                     Senior Vice President of the Manager (since June 2000) and of HarbourView Asset
Vice President (since 1998)        Management Corporation (since June 2003); an officer of 6 portfolios in the
Age: 53                            OppenheimerFunds complex. Formerly Vice President of the Manager (June 1990 - June
                                   2000).

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer (since 1999)             the following: HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                   Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
                                   Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                   and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                   (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                   Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                   March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                   Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                   1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.


                         37 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and Secretary       of the Manager; General Counsel and Director of the Distributor (since December
(since 2001)                       2001); General Counsel of Centennial Asset Management Corporation (since December
Age: 56                            2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                   Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                   November 2001); Assistant Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                   2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                   Senior Vice President, General Counsel and Director of Shareholder Financial
                                   Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                   Program (since June 2003); Senior Vice President and General Counsel of OFI
                                   Institutional Asset Management, Inc. (since November 2001); Director of
                                   OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                   Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and                 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer           Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                       President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 54                            officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                         38 | OPPENHEIMER CASH RESERVES


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $20,000 in fiscal 2005 and $15,500 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed $2,050 in fiscal 2005 and no such fees during fiscal 2004.

Such services: Review of Form N-14 filing.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2005 and $5,525 during fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed $2,000 in fiscal 2005 and no such fees in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such fees pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $4,050 in fiscal 2005 and $5,525 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: September 13, 2005